Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.9%
		Basic Industry - Chemicals—0.1%
$ 400,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 392,221
		Basic Industry - Metals & Mining—0.5%
450,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	401,793
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	170,240
410,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	381,183
750,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	788,876
		TOTAL	1,742,092
		Basic Industry - Paper—0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	57,793
		Capital Goods - Aerospace & Defense—3.0%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	288,620
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	274,913
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	184,434
1,590,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,489,179
500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	457,196
1,725,000		Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,729,801
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	388,600
580,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	483,656
325,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	318,379
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	1,007,995
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,154,623
600,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	597,308
950,000		RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	926,479
600,000		RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	603,210
240,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	243,329
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (CME Term SOFR 3 Month +1.996%), 2/15/2042	338,888
300,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	294,658
		TOTAL	10,781,268
		Capital Goods - Building Materials—1.0%
1,100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,022,770
1,130,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,111,505
325,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	310,272
465,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.900%, 3/15/2034	497,170
290,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	255,946
520,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	431,432
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	190,491
		TOTAL	3,819,586
		Capital Goods - Construction Machinery—1.1%
1,000,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	912,515
405,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	401,983
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	460,608
470,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	466,249
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	503,737
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	575,674

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$ 660,589
	TOTAL	3,981,355
	Capital Goods - Diversified Manufacturing—1.9%
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	567,792
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	884,995
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	409,539
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	468,209
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	525,969
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	779,798
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,818,398
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	777,710
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	440,453
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	194,445
	TOTAL	6,867,308
	Communications - Cable & Satellite—1.9%
1,235,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,224,299
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	691,094
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	929,988
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	216,381
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	794,428
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,011,735
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,379,793
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	685,470
	TOTAL	6,933,188
	Communications - Media & Entertainment—1.5%
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	723,174
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	756,819
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	571,091
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	277,098
500,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	502,765
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	195,895
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	727,162
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	581,870
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	591,928
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	380,070
	TOTAL	5,307,872
	Communications - Telecom Wireless—2.8%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	420,320
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	831,217
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,644,365
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	617,242
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,223,959
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	894,364
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,532,261
1,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,773,672
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,001,528
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	349,639
	TOTAL	10,288,567

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—2.0%
$ 1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	$ 1,217,340
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	648,993
1,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	900,919
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	261,059
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	248,549
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	245,285
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,311,488
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	374,083
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,162,090
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	993,841
	TOTAL	7,363,647
	Consumer Cyclical - Automotive—4.4%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,405,249
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,431,270
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,102,904
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	244,339
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	857,048
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	343,139
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	586,885
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	552,974
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	345,059
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	625,457
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	308,180
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	371,911
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	1,014,600
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,027,636
375,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	370,715
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	740,193
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	505,400
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	183,339
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,484,405
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,233,271
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	653,007
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	697,075
	TOTAL	16,084,056
	Consumer Cyclical - Retailers—2.4%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	224,788
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,408,540
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	575,136
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	394,533
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,262,518
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	554,983
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	284,018
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	505,441
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	704,223
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	689,920
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,099,376
460,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	373,612
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	545,148

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	$ 259,354
	TOTAL	8,881,590
	Consumer Cyclical - Services—2.0%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	167,886
470,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	460,586
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	788,252
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,165,590
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,203,116
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	777,885
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	968,316
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	856,573
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	215,830
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	156,977
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	478,881
	TOTAL	7,239,892
	Consumer Non-Cyclical - Food/Beverage—5.3%
1,250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,227,308
1,050,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.000%, 4/13/2028	1,033,563
1,550,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,566,366
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,165,514
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,184,918
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,118,056
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	367,687
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	496,542
725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	642,829
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	848,759
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,060,444
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	284,922
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	977,156
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,760,339
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	574,734
1,875,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,721,933
1,165,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.550%, 2/13/2026	1,167,330
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	235,310
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	523,616
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,938
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	572,960
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	679,661
	TOTAL	19,267,885
	Consumer Non-Cyclical - Health Care—2.9%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	569,059
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	473,223
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	68,191
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	180,535
80,596	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	80,215
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	577,792
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	478,360
480,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	481,711
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,973,559
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	437,711

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	$ 585,617
1,110,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	1,168,228
350,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	370,082
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,252,120
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	80,831
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,010,337
700,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	711,085
	TOTAL	10,498,656
	Consumer Non-Cyclical - Pharmaceuticals—3.8%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	486,479
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	552,401
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,092,864
1,060,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	988,495
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	63,760
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,032,939
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,187
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	610,170
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	719,399
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,091,781
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,802,652
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	157,751
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	492,603
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	149,618
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	349,363
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	852,862
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	677,643
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	422,159
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	279,335
	TOTAL	13,807,461
	Consumer Non-Cyclical - Products—0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	930,890
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	609,328
	TOTAL	1,540,218
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	141,905
	Consumer Non-Cyclical - Tobacco—1.9%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	346,743
700,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	628,737
1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,354,843
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	482,867
350,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	343,425
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	1,008,596
975,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	991,271
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,230,435
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,173
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	282,329
	TOTAL	6,815,419
	Energy - Independent—2.2%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	486,817
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	319,897

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	$ 1,630,810
1,600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,566,749
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	495,025
1,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,890,382
625,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	636,399
565,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	589,665
525,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	447,451
	TOTAL	8,063,195
	Energy - Integrated—1.9%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,728,487
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	863,067
675,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	562,400
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	977,250
1,300,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,250,566
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,070,454
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	53,518
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	603,260
	TOTAL	7,109,002
	Energy - Midstream—2.2%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	224,057
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	590,544
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	151,487
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	462,581
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	142,577
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	206,336
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	313,753
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	164,024
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	242,184
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,171,117
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	822,158
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	445,199
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	485,365
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	442,254
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	860,917
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	109,920
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	785,273
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	456,052
	TOTAL	8,075,798
	Energy - Refining—0.7%
800,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	794,622
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	153,693
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	887,301
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	774,392
	TOTAL	2,610,008
	Financial Institution - Banking—24.1%
1,000,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	986,866
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,010,981
1,000,000	American Express Co., Sub. Note, 5.625%, 7/28/2034	1,027,624
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	894,873
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,361,171

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	$ 2,067,963
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	933,192
800,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	781,460
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,561,659
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	483,353
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,172,707
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	896,005
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	978,474
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	531,187
1,400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,399,146
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,429,340
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	461,942
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,154,815
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	975,211
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,267,880
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	728,586
825,000	Citigroup, Inc., Sub. Note, 6.174%, 5/25/2034	856,069
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	240,997
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	667,567
190,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	191,386
785,000	Comerica, Inc., 3.800%, 7/22/2026	744,727
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	458,768
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	983,576
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	463,766
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,472,209
400,000	Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	400,611
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	297,445
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,133,991
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	692,239
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,162,702
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	773,458
2,075,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,994,119
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	244,547
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	551,224
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	464,297
700,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	690,345
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	341,281
500,000	Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	495,508
650,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	659,411
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,162,774
1,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,058,176
2,025,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,698,822
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	890,770
800,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	688,709
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,549,473
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	992,428
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	338,243
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	387,049
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,525,097
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	216,826

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	$ 516,756
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	589,874
320,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	344,999
625,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	617,062
600,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	588,452
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	735,958
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,072,007
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	340,481
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,887,665
300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	300,279
195,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	199,074
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	539,748
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,599,411
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,154,090
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	800,124
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,068,466
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,822,030
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	574,906
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	318,251
92,698	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	38,933
675,000		State Street Corp., Sr. Unsecd. Note, 4.857%, 1/26/2026	672,223
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,209,280
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	634,808
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,521,948
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	298,567
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	638,255
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,217,232
1,785,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	1,738,658
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	379,577
500,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	492,884
500,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	506,086
1,200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	1,212,442
250,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	256,280
425,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	438,784
1,175,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,082,690
500,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	403,326
360,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	346,429
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	510,133
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,021,325
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	511,277
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	545,713
1,395,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,287,536
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	732,743
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,262,442
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,010,809
		TOTAL	87,633,058
		Financial Institution - Broker/Asset Mgr/Exchange—1.5%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	479,524
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,005,295
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,760

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 965,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	$ 998,029
1,600,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	1,330,671
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	266,236
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	161,831
840,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	844,909
		TOTAL	5,301,255
		Financial Institution - Finance Companies—1.5%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	470,572
335,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	304,062
1,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	857,471
675,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	661,912
400,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	393,082
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	644,459
625,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	593,810
700,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	706,099
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	143,156
710,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	735,963
		TOTAL	5,510,586
		Financial Institution - Insurance - Health—1.8%
900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	801,576
1,200,000		Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	1,168,445
1,335,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,331,550
1,175,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,175,100
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	281,490
1,500,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,424,624
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	399,743
		TOTAL	6,582,528
		Financial Institution - Insurance - Life—1.2%
500,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	474,746
275,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	282,375
625,000		CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	613,052
1,000,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,038,390
1,250,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,112,897
148,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	190,037
280,000	[1]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	380,463
300,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	344,915
		TOTAL	4,436,875
		Financial Institution - Insurance - P&C—0.5%
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	297,967
600,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	583,189
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	239,767
400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	531,369
		TOTAL	1,652,292
		Financial Institution - REIT - Apartment—0.5%
500,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	492,778
470,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	451,248
95,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	85,008
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	297,762
470,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	383,237
		TOTAL	1,710,033

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—1.1%
$ 250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	$ 246,008
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	356,713
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	175,424
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,110,281
765,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	662,328
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	838,100
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	587,873
	TOTAL	3,976,727
	Financial Institution - REIT - Office—1.1%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,035,315
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	964,858
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	684,036
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	116,293
370,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	259,064
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	798,876
	TOTAL	3,858,442
	Financial Institution - REIT - Other—0.4%
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	297,476
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	387,190
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	282,531
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	348,969
	TOTAL	1,316,166
	Financial Institution - REIT - Retail—1.1%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	221,590
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	339,185
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	217,304
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	674,204
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	757,900
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	481,840
1,300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,209,777
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	247,836
	TOTAL	4,149,636
	Sovereign—0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	690,112
	Technology—4.5%
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,224,371
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	671,723
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	976,952
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	334,063
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	569,980
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	567,627
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	601,856
250,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	234,012
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	501,969
350,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	359,010
175,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	178,836
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	400,787
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	439,930
350,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	345,866
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,195,710

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	$ 331,904
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	271,128
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	495,849
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	602,931
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	450,975
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	490,144
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	691,540
550,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	514,110
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,263,155
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	248,933
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	631,645
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	463,452
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	288,435
	TOTAL	16,346,893
	Technology Services—0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	235,014
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	295,700
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	555,327
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	255,524
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	123,443
	TOTAL	1,465,008
	Transportation - Airlines—0.0%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	175,212
	Transportation - Railroads—0.5%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	323,940
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	276,679
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	539,191
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	552,456
	TOTAL	1,692,266
	Transportation - Services—2.1%
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	714,486
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	467,147
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	479,549
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	232,895
1,575,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,544,781
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,385,853
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	601,028
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	961,670
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	254,453
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	911,776
	TOTAL	7,553,638
	Utility - Electric—5.1%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	301,567
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	410,036
500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	431,155
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	320,469
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	360,036
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	914,914
660,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	661,659
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	534,317

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	$ 593,646
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	593,501
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	186,277
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,390,115
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	626,548
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	490,904
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	713,200
855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	816,030
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	228,473
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	671,993
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	505,503
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,112,085
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	502,535
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,989,145
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	363,141
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	550,213
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	61,224
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	219,411
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,158,346
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	235,301
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	138,396
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	584,913
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	862,078
	TOTAL	18,527,131
	Utility - Natural Gas—0.4%
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	962,145
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	282,718
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,585
	TOTAL	1,546,448
	TOTAL CORPORATE BONDS (IDENTIFIED COST $344,708,555)	341,794,288
	U.S. TREASURY—1.2%
	U.S. Treasury Notes—1.2%
4,500,000	United States Treasury Note, 4.500%, 11/15/2025 (IDENTIFIED COST $4,459,442)	4,514,590
	INVESTMENT COMPANY—3.1%
11,460,894	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3] (IDENTIFIED COST $11,462,326)	11,465,478
	TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $360,630,323)	357,774,356
	OTHER ASSETS AND LIABILITIES - NET—1.8%[4]	6,375,253
	TOTAL NET ASSETS—100%	$364,149,609
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	60	$6,739,688	March 2024	$188,740
United States Treasury Notes 10-Year Ultra Long Futures	66	$7,713,750	March 2024	$181,905
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$370,645

The average notional value of long and short futures contracts held by the Fund throughout the period was $13,383,709 and $65,828, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$9,541,346
Purchases at Cost	$159,568,988
Proceeds from Sales	$(157,649,042)
Change in Unrealized Appreciation/Depreciation	$2,665
Net Realized Gain/(Loss)	$1,521
Value as of 1/31/2024	$11,465,478
Shares Held as of 1/31/2024	11,460,894
Dividend Income	$471,529

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$341,755,355	$38,933	$341,794,288
U.S. Treasury	—	4,514,590	—	4,514,590
Investment Company	11,465,478	—	—	11,465,478
TOTAL SECURITIES	$11,465,478	$346,269,945	$38,933	$357,774,356
Other Financial Instruments:[1]
Assets	$370,645	$—	$—	$370,645

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate